Financial Items - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reclassifications or changes in presentation [line items]
Interest expense on lease liabilities	$ 74	$ 70	$ 62